Fair Value Measurements - Summary Of Reconciliation Of Warrant Liabilities Measured At Fair Value (Detail) - USD ($)	3 Months Ended		6 Months Ended			7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Value of warrant liability measured with Level 3 inputs at December 31, 2020			$ 23,676,615
Change in fair value of warrant liability measured with Level 3 inputs	$ 968,221	$ 0	(9,232,566)		$ 0	$ 0	$ 30,806,877	$ 43,139,251	$ 0	$ 0
Transfer in/out								19,587,038
Value of warrant liability measured with Level 3 inputs at March 31, 2021	21,194,049		21,194,049	$ 23,676,615				23,676,615
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Public and Private Warrants with Level 3 measurements				28,537,364
Value of warrant liability measured with Level 3 inputs at December 31, 2020			23,676,615
Change in fair value of warrant liability measured with Level 3 inputs			(2,482,566)	14,726,289
Transfer in/out			0	(19,587,038)
Value of warrant liability measured with Level 3 inputs at March 31, 2021	$ 21,194,049		$ 21,194,049	$ 23,676,615				$ 23,676,615